Related Party Transaction - Schedule of Carrying Value of Finance Lease Obligations to Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Related Party [Line Items]
Finance Lease Obligations with subsidiary of The Modern Group, Ltd	$ 5,574
Less: Amounts due within one year	(5,089)	$ (3,879)	$ (3,007)
Total Finance Lease Obligations to Related Parties	485	3,367	$ 8,997
The Modern Group Ltd [member]
Schedule Of Related Party [Line Items]
Finance Lease Obligations with subsidiary of The Modern Group, Ltd	$ 5,574	$ 7,246